INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS.
INTANGIBLE ASSETS

9.INTANGIBLE ASSETS

As of December 31, 2023 and 2022, intangible assets consist of the following:

	2023	2022
Definite Lived Intangible Assets
Customer Relationships	$587,000	$2,600,000
Intellectual Property	4,777,000	8,290,000

Total Definite Lived Intangible Assets	5,364,000	10,890,000
Less Accumulated Amortization	(2,321,020)	(1,186,665)
Definite Lived Intangible Assets, Net	3,042,980	9,703,335
Indefinite Lived Intangible Assets
Cannabis Licenses	18,170,000	26,218,500
Total Indefinite Lived Intangible Assets	18,170,000	26,218,500
Total Intangible Assets, Net	$21,212,980	$35,921,835

For the years ended December 31, 2023 and 2022, the Company recorded amortization expense related to intangible assets of $1,134,355 and $977,998, respectively. During the year ended December 31, 2023, the Company recognized $9,376,928 of other than temporary impairment in its cannabis licenses related to its retail reportable segment that were identified as part of the annual impairment assessment as of December 31, 2023 as a result of unforeseen changes in the market from more than expected retail competition in the latter half of calendar 2023. During the quarter ended March 31, 2023, the Company recognized $5,526,000 of other than temporary impairment in customer relationships and intellectual property related to the consumer packaged goods reportable segment as a result of management's response and updated earnings projections for unforeseen changes in market demand in the consumer packaged goods market. There were no such impairments recognized during the year ended December 31, 2022.

The following is the future minimum amortization expense to be recognized for the years ended December 31:

December 31:
2024	$746,466
2025	718,616
2026	598,616
2027	465,283
2028	118,616
Thereafter	395,383
Total Future Amortization Expense	$3,042,980